Net Loss Per Common Share	10 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per Common Share

Note 10 — Net loss per Common Share

Share data have been revised to give effect to the share consolidation explained in Note 1 – “Description of business.”

The following table sets forth the loss per share calculations for the period ended December 31, 2021:

Numerator
Net loss	$(53,643,615)

Denominator
Total weighted average number of shares	233,086

Net loss per share – basic and diluted	$(230.15)

The weighted average number of shares used to calculate the net loss per share — diluted, excludes 31,528 Common Shares granted under the ESPP, 132,000 Restricted Founder Shares and 6,660 options to acquire Common Shares granted under ESOP, as their effect is antidilutive for the period presented.